EMPLOYEE BENEFIT PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

10. EMPLOYEE BENEFIT PLANS

The Company has a qualified 401(k) plan covering all U.S. employees who have completed three months of service. The plan provides for matching contributions by the Company equal to 100% of the first 3% of the qualified compensation, plus 50% of the next 2%. Employer contributions to the plan for six months ended June 30, 2015 and 2014 were $48,360 and $27,049, respectively, and $24,798 and $11,969 for the three months ended June 30, 2015 and 2014, respectively.
Additionally, the Company has a defined contribution retirement plan covering all employees located in Pakistan who have completed 90 days of service. The plan provides for monthly contributions by the Company which are the lower of 10% of qualified employees’ basic monthly compensation or 750 Pakistani rupees. The Company’s contributions for six months ended June 30, 2015 and 2014 were $56,919 and $43,061, respectively, and $29,214 and $22,788 for the three months ended June 30, 2015 and 2014, respectively.

13. EMPLOYEE BENEFIT PLANS

The Company has a qualified 401(k) plan covering all U.S. employees who have completed three months of service. The plan provides for matching contributions by the Company equal to 100% of the first 3% of the qualified compensation, plus 50% of the next 2%. Employer contributions to the plan for the years ended December 31, 2014 and 2013 were $131,168 and $18,673, respectively.
Additionally, the Company has a defined contribution retirement plan covering all employees located in Pakistan who have completed 90 days of service. The plan provides for monthly contributions by the Company which are the lower of 10% of qualified employees’ basic monthly compensation or 750 Pakistani rupees. The Company’s contributions for the years ended December 31, 2014 and 2013 were $92,236 and $77,702, respectively.